Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net - Disclosure of Net Change in Property, Machinery and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	$ 10,156	$ 10,202
Capital expenditures	1,039	1,041
Stripping costs	37	25
Total capital expenditures	1,076	1,066
Disposals	(108)	(30)
Business combinations (note 4.1)	39	43
Depreciation and depletion for the period	(874)	(724)
Impairment losses (note 7)	(36)	(77)
Asset retirement obligations (note 18.2)	64	22
Foreign currency translation effects	955	(346)
Net book value at end of period	11,272	10,156
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	20,516	20,322
Net book value at end of period	22,564	20,516
Accumulated depreciation and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	(10,360)	(10,120)
Net book value at end of period	(11,292)	(10,360)
Land and mineral reserves [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	3,506	3,575
Capital expenditures	33	126
Stripping costs	37	25
Total capital expenditures	70	151
Disposals	(31)	(4)
Business combinations (note 4.1)	13	32
Depreciation and depletion for the period	(141)	(153)
Impairment losses (note 7)	(16)	(12)
Foreign currency translation effects	399	(83)
Net book value at end of period	3,800	3,506
Land and mineral reserves [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	4,843	4,801
Net book value at end of period	5,295	4,843
Land and mineral reserves [member] | Accumulated depreciation and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	(1,337)	(1,226)
Net book value at end of period	(1,495)	(1,337)
Building [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	829	1,038
Capital expenditures	86	52
Total capital expenditures	86	52
Disposals	(2)	(4)
Business combinations (note 4.1)	4	1
Depreciation and depletion for the period	(80)	(78)
Impairment losses (note 7)	(2)	(8)
Asset retirement obligations (note 18.2)	20	5
Foreign currency translation effects	124	(177)
Net book value at end of period	979	829
Building [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	2,342	2,532
Net book value at end of period	2,636	2,342
Building [member] | Accumulated depreciation and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	(1,513)	(1,494)
Net book value at end of period	(1,657)	(1,513)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	4,153	4,327
Capital expenditures	720	406
Total capital expenditures	720	406
Disposals	(75)	(22)
Business combinations (note 4.1)	22	9
Depreciation and depletion for the period	(653)	(493)
Impairment losses (note 7)	(18)	(55)
Asset retirement obligations (note 18.2)	44	17
Foreign currency translation effects	369	(36)
Net book value at end of period	4,562	4,153
Machinery and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	11,663	11,727
Net book value at end of period	12,702	11,663
Machinery and equipment [member] | Accumulated depreciation and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	(7,510)	(7,400)
Net book value at end of period	(8,140)	(7,510)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	1,668	1,262
Capital expenditures	200	457
Total capital expenditures	200	457
Business combinations (note 4.1)	0	1
Impairment losses (note 7)	0	(2)
Asset retirement obligations (note 18.2)	0	0
Foreign currency translation effects	63	(50)
Net book value at end of period	1,931	1,668
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	1,668	1,262
Net book value at end of period	$ 1,931	$ 1,668